EXPENSES BY NATURE (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
IfrsStatementLineItems [Line Items]
Expense, net	R$ (34,303,953)	R$ (28,796,921)	R$ (21,633,776)
Cost of sales	(31,054,016)	(25,837,475)	(19,124,901)
Selling expenses	(2,575,818)	(2,372,298)	(2,004,417)
General and administrative expenses	(674,119)	(587,148)	(504,458)
Total	(34,303,953)	(28,796,921)	(21,633,776)
Raw Materials And Inputs [Member]
IfrsStatementLineItems [Line Items]
Expense, net	(14,572,337)	(10,405,028)	(6,928,517)
Outsourcing Material [Member]
IfrsStatementLineItems [Line Items]
Expense, net	(3,265,627)	(4,476,702)
Labor Cost [Member]
IfrsStatementLineItems [Line Items]
Expense, net	(3,320,234)	(2,746,454)	(3,187,428)
Supplies [Member]
IfrsStatementLineItems [Line Items]
Expense, net	(3,501,649)	(2,297,069)	(2,150,452)
Maintenance Cost Services And Materials [Member]
IfrsStatementLineItems [Line Items]
Expense, net	(916,646)	(1,268,752)	(1,340,255)
Outsourcing Services [Member]
IfrsStatementLineItems [Line Items]
Expense, net	(2,178,589)	(2,119,515)	(2,217,657)
Freights [Member]
IfrsStatementLineItems [Line Items]
Expense, net	(2,826,821)	(1,835,601)	(1,637,585)
Depreciation Amortization And Depletion [Member]
IfrsStatementLineItems [Line Items]
Expense, net	(2,792,845)	(2,114,681)	(2,421,458)
Others One [Member]
IfrsStatementLineItems [Line Items]
Expense, net	R$ (929,205)	R$ (1,533,119)	R$ (1,750,424)